INCOME TAXES - Reconciliation of Expense (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income/(Loss) before income taxes	CAD 922	CAD (1,105)	CAD 2,824
Federal and provincial statutory tax rate (percent)	27.00%	26.00%	25.00%
Expected income tax expense/(recovery)	CAD 249	CAD (287)	CAD 706
Income tax differential related to regulated operations	81	159	129
Foreign tax rate differentials	(196)	14	25
Income from equity investments and non-controlling interests	(68)	(56)	(38)
Asset impairment charges	242	170	0
Non-deductible amounts	18	0	0
Tax rate and legislative changes		34
Other	23	1	8
Total Income Tax Expense/(Recovery)	349	35	CAD 830
Foreign tax rate differential related to asset impairments, amount	CAD 112	CAD 311